Provisions - Schedule of Reconciliation of Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 49.8	$ 45.6
Additional provisions recognized	22.5	27.3
Reductions resulting from settlement	(13.9)	(21.6)
Release of provisions	(1.3)	(1.2)
Other	1.0	(0.3)
Provisions, ending balance	58.1	49.8
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	29.2	26.4
Additional provisions recognized	7.6	10.0
Reductions resulting from settlement	(6.4)	(7.2)
Release of provisions	0.0	0.0
Other	0.0	0.0
Provisions, ending balance	30.4	29.2
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.9	13.7
Additional provisions recognized	10.8	15.1
Reductions resulting from settlement	(7.5)	(14.4)
Release of provisions	(1.3)	(1.2)
Other	0.7	(0.3)
Provisions, ending balance	15.6	12.9
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	7.7	5.5
Additional provisions recognized	4.1	2.2
Reductions resulting from settlement	0.0	0.0
Release of provisions	0.0	0.0
Other	0.3	0.0
Provisions, ending balance	$ 12.1	$ 7.7